Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,116,588,147.66
Total Fee Amount	154,200.82
Total Offset Amount	0.00
Net Fee	$ 154,200.82
Offering Table N/A
Offset Table N/A	N/A